Segment information (Tables)	12 Months Ended
Mar. 31, 2022
Segment information
Schedule of each segment's revenue, income from operations and adjusted EBITA

a
	Year ended March 31, 2020
			Local			Digital media	Innovation
	China	International	consumer			and	initiatives and	Total
	commerce	commerce	services (i)	Cainiao	Cloud (ii)	entertainment	others (i)(ii)	segments	Unallocated (iii)	Consolidated

	(in millions of RMB, except percentages)
Revenue	351,977	33,917	29,660	22,233	40,301	29,094	2,529	509,711	—	509,711
Income (Loss) from operations	174,561	(7,615)	(26,289)	(5,218)	(9,662)	(15,389)	(6,661)	103,727	(12,297)	91,430
Add: share-based compensation expense	9,409	2,996	3,027	961	6,231	2,566	2,308	27,498	4,244	31,742
Add: amortization and impairment of intangible assets	845	279	8,245	2,373	25	1,377	86	13,230	158	13,388
Add: impairment of goodwill	—	—	—	—	—	—	—	—	576	576
Adjusted EBITA (iv)	184,815	(4,340)	(15,017)	(1,884)	(3,406)	(11,446)	(4,267)	144,455	(7,319)
Adjusted EBITA margin (v)	53%	(13)%	(51)%	(8)%	(8)%	(39)%	(169)%

	Year ended March 31, 2021
			Local			Digital media	Innovation
	China	International	consumer			and	initiatives and	Total
	commerce	commerce	services (i)	Cainiao	Cloud (ii)	entertainment	others (i)(ii)	segments	Unallocated (iii)	Consolidated

	(in millions of RMB, except percentages)
Revenue	501,683	48,851	35,442	37,258	60,558	31,186	2,311	717,289	—	717,289
Income (Loss) from operations	197,135	(9,361)	(29,100)	(3,964)	(12,479)	(10,321)	(7,802)	124,108	(34,430)	89,678
Add: share-based compensation expense	14,505	4,223	4,972	1,956	10,205	3,281	2,518	41,660	8,460	50,120
Add: amortization of intangible assets	1,922	206	7,852	1,195	23	922	83	12,203	224	12,427
Add: Anti-monopoly Fine	—	—	—	—	—	—	—	—	18,228	18,228
Adjusted EBITA (iv)	213,562	(4,932)	(16,276)	(813)	(2,251)	(6,118)	(5,201)	177,971	(7,518)
Adjusted EBITA margin (v)	43%	(10)%	(46)%	(2)%	(4)%	(20)%	(225)%

26.	Segment information (Continued)

	Year ended March 31, 2022
			Local			Digital media	Innovation
	China	International	consumer			and	initiatives and	Total
	commerce	commerce	services (i)	Cainiao	Cloud (ii)	entertainment	others (i)(ii)	segments	Unallocated (iii)	Consolidated

	(in millions of RMB, except percentages)
Revenue	592,705	61,078	43,491	46,107	74,568	32,272	2,841	853,062	—	853,062
Income (Loss) from operations	172,219	(10,655)	(30,485)	(3,920)	(5,167)	(7,019)	(9,424)	105,549	(35,911)	69,638
Add: share-based compensation expense	7,078	1,569	2,556	1,396	6,297	1,520	1,839	22,255	1,716	23,971
Add: amortization of intangible assets	2,817	95	6,154	1,059	16	809	456	11,406	241	11,647
Add: impairment of goodwill	—	—	—	—	—	—	—	—	25,141	25,141
Adjusted EBITA (iv)	182,114	(8,991)	(21,775)	(1,465)	1,146	(4,690)	(7,129)	139,210	(8,813)
Adjusted EBITA margin (v)	31%	(15)%	(50)%	(3)%	2%	(15)%	(251)%

Schedule of reconciliation from the adjusted EBITA to the consolidated net income

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Total Segments Adjusted EBITA	144,455	177,971	139,210
Unallocated (iii)	(7,319)	(7,518)	(8,813)
Share-based compensation expense	(31,742)	(50,120)	(23,971)
Amortization and impairment of intangible assets	(13,388)	(12,427)	(11,647)
Impairment of goodwill	(576)	—	(25,141)
Anti-monopoly Fine	—	(18,228)	—
Consolidated income from operations	91,430	89,678	69,638
Interest and investment income, net	72,956	72,794	(15,702)
Interest expense	(5,180)	(4,476)	(4,909)
Other income, net	7,439	7,582	10,523
Income tax expenses	(20,562)	(29,278)	(26,815)
Share of results of equity method investees	(5,733)	6,984	14,344
Consolidated net income	140,350	143,284	47,079

Schedule of depreciation and impairment of property and equipment and land use rights by segment

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
China commerce	6,605	9,790	13,043
International commerce	725	1,180	1,473
Local consumer services (i)	766	1,161	1,237
Cainiao	694	872	992
Cloud (ii)	9,257	11,161	7,613
Digital media and entertainment	1,359	1,109	956
Innovation initiatives and others and unallocated (i)(ii)(iii)	1,117	1,116	2,494
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	20,523	26,389	27,808

(i)	For the year ended March 31, 2022, as a result of the change in segment reporting (Note 2 (e)), the Company reclassified results of Amap, which was previously reported under the Innovation initiatives and others segment, to the Local consumer services segment. Figures for the years ended March 31, 2020 and 2021 were reclassified to conform to this presentation.
(ii)	For the year ended March 31, 2022, the Company reclassified results of DingTalk, which was previously reported under the Innovation initiatives and others segment, to the Cloud segment in order to conform to the way that we manage and monitor segment performance. Figures for the years ended March 31, 2020 and 2021 were reclassified to conform to this presentation.
(iii)	Unallocated expenses primarily relate to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.
(iv)	Adjusted EBITA represents net income before (i) interest and investment income, net, interest expense, other income, net, income tax expenses and share of results of equity method investees, (ii) certain non-cash expenses, consisting of share-based compensation expense, amortization and impairment of intangible assets and impairment of goodwill, and (iii) Anti-monopoly Fine, which the Company does not believe are reflective of the Company’s core operating performance during the periods presented.
(v)	Adjusted EBITA margin represents Adjusted EBITA divided by revenue.